INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	$ 68,200,000	$ 60,700,000
Ore stockpiles	68,900,000	27,300,000
Mine supplies	171,400,000	186,700,000
Current inventories	308,500,000	274,700,000
Non-current ore stockpiles	223,200,000	202,900,000
Inventories	531,700,000	477,600,000
Non-current Ore Stockpiles and Finished Goods
Disclosure of Inventories [Line Items]
Inventory write-down	(15,800,000)	1,000,000
Mine Supplies
Disclosure of Inventories [Line Items]
Inventory write-down	3,500,000	3,900,000
Cost of Sales Related to Operating Below Normal Capacity
Disclosure of Inventories [Line Items]
Inventory write-down		$ 0
Doyon division including the Westwood mine | Cost of Sales Related to Operating Below Normal Capacity
Disclosure of Inventories [Line Items]
Inventory write-down	16,300,000
Rosebel Gold Mines N.V. | Cost of Sales Related to Operating Below Normal Capacity
Disclosure of Inventories [Line Items]
Inventory write-down	$ 13,200,000